Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,240.00
Total Offset Amount	16,927.26
Net Fee	38,312.74
Narrative - Max Aggregate Offering Price	$ 400,000,000.00
Final Prospectus	true